Transactions in soles (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents.	$ 219,790,000	$ 253,918,000	$ 376,999,000	$ 235,449,000
Trade and other receivables	240,319,000	221,899,000
Income tax credit	15,150,000	28,046,000
Total assets	4,533,799,000	4,503,227,000	4,561,811,000
Liabilities
Trade and other payables	(299,006,000)	(251,542,000)
Income tax payable	(6,274,000)	(2,366,000)
Provisions	(107,491,000)	(94,171,000)
Total liabilities	(1,364,588,000)	(1,340,286,000)	$ (2,023,280,000)
PEN
Assets
Cash and cash equivalents.	12,124,000	8,822,000
Trade and other receivables	749,980,000	731,367,000
Income tax credit	16,985,000	28,046,000
Total assets	779,089,000	768,235,000
Liabilities
Trade and other payables	(94,487,000)	(84,552,000)
Income tax payable	(16,085,000)	(25,336,000)
Provisions	(6,186,000)	(2,365,000)
Total liabilities	(116,758,000)	(112,253,000)
Net asset (liability) position	$ 662,331,000	$ 655,982,000